Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 1,318,700	$ 1,378,600
Deferred compensation	560,600	292,600
Alternative minimum tax credits	657,300	614,000
Nonaccrual loan interest	408,600	284,000
Deferred loan fees	154,400	161,000
Other real estate owned	367,500	257,600
Accrued vacation expense	126,500	122,400
Unrealized loss on securities available-for-sale		699,700
Accrued profit sharing	117,300	33,200
Loans fair value adjustments	1,534,800
Depreciation	30,800
Other	179,000	67,000
Net operating loss carryfoward	852,200	202,000
Total deferred tax assets	6,307,700	4,112,100
Deferred tax liabilities:
Unrealized gain on securities available-for-sale	727,500
Federal Home Loan Bank stock dividends	769,600	877,500
Capitalized mortgage servicing rights	414,100	475,500
Depreciation		2,248,400
Prepaid expenses	55,800	27,900
Acquisition intangibles	2,230,300
Bad debt reserve recapture	298,400
Trust preferred fair value adjustment	222,500
Other	55,500	19,300
Total deferred tax liabilities	4,773,700	3,648,600
Net deferred tax assets (liabilities)	$ 1,534,000	$ 463,500